UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-02365

Prospect Street® Income Shares Inc.

(Exact name of Registrant as specified in charter)

13455 Noel Road, Suite 1300
Dallas, Texas 75240
(Address of principal executive offices)

James D. Dondero
Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240

Copies to:
Stuart H. Coleman, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038
(Name and address of agent for service)

Registrant’s telephone number, including area code:            (877) 532-2834

Date of fiscal year end:           12/31

Date of reporting period:        12/31/2004

FORM N-CSR

Item 1.	Reports to Stockholders.

Prospect Street Income Shares Inc.
13455 Noel Road, Ste. 1300
Dallas, TX 75240

Prospect Street®
Income Shares Inc.
Annual Report
December 31, 2004

Contents

2	Letter to Shareholders
3	Portfolio Statistics
4	Schedule of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Cash Flows
12	Statements of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
20	Report of Independent Registered Public Accounting Firm
21	Directors and Officers Information
This report has been prepared for the information of shareholders of Prospect Street Income Shares Inc.

PROSPECT STREET® FUNDS
PRIVACY POLICY
        We recognize and respect your privacy expectations, whether you are a visitor to our web site, a potential shareholder, a current shareholder or even a former shareholder.
Collection of Information
      We may collect nonpublic personal information about you from the following sources:

•	Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;

•	Web site information, including any information captured through our use of “cookies”; and

•	Account history, including information about the transactions and balances in your accounts with us or our affiliates.
Disclosure of Information
      We may share the information we collect (described above) with our affiliates. We may also disclose this information as otherwise permitted by law. We do not sell your personal information to third parties for their independent use.
Confidentiality and Security of Information
      We restrict access to nonpublic personal information about you to our employees who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.
Nonpublic Personal Information of Children
      You must be at least 18 years of age in order to submit information on our website or through other means, because we do not collect information (such as name, address, etc.) from persons under the age of 18.

February 11, 2005
Letter to Shareholders
Dear Shareholders:
      We are pleased to provide you with our report for the year ended December 31, 2004. On December 31, 2004, the net asset value of the Fund was $6.75 per share, as compared to $6.49 on December 31, 2003. On December 31, 2004, the closing market price of the Fund’s shares on the New York Stock Exchange was $6.21 per share, as compared to $6.33 on December 31, 2003. The Fund in December 2004 declared distributions to common stock shareholders of $0.165 per share related to earnings for the quarter ended December 31, 2004.
The Fund’s Investments:
   The total return on the Fund’s per share market price for the year ended December 31, 2004 was 7.63%. The total return on the Fund’s per share net asset value for the year ended December 31, 2004 was 14.11%. The variation in total returns is attributable to a decrease of 1.90% in the market price of the Fund’s shares relative to an increase in the net asset value of the Fund’s shares of 4.01% during the year.

Respectfully submitted,

James Dondero
President

Mark Okada
Executive Vice President

PROSPECT STREET INCOME SHARES INC.
Portfolio Statistics
December 31, 2004
Investment Type by Market Value
(As a percentage of total investments)

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments
December 31, 2004
Fixed Income — 126.81%(a)

		Ratings(c)

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Automobile — 2.37%
$1,000,000	Auburn Hills Tr 12.38% 5/1/2020	BBB	A3	$1,568,466

				1,568,466

	Banking — 7.91%
2,000,000	Countrywide Cap 8.00% 12/15/2026	BBB+	Baa1	2,101,364
1,000,000	Montell Finance Co 8.10% 3/15/2027(b)	BBB-	Baa3	920,000
2,000,000	Washington Mutual 8.38% 6/1/2027	BBB	Baa1	2,217,666

				5,239,030

	Beverage, Food and Tobacco — 3.39%
2,000,000	Philip Morris 7.75% 1/15/2027	BBB	Baa2	2,244,746

				2,244,746

	Broadcasting and Entertainment — 8.84%
1,500,000	Clear Channel Communications 7.25% 10/15/2027	BBB-	Baa3	1,656,567
351,846	Cybernet Internet Svcs 14.00% 7/1/2009*	NR	NR	35
2,000,000	Liberty Media Corp 7.88% 7/15/2009	BBB-	Baa3	2,228,918
1,500,000	Time Warner Entertainment Co 7.15% 5/1/2012	BBB+	Baa1	1,967,853

				5,853,373

	Buildings and Real Estate — 19.89%
1,500,000	AA/ Fort Worth HQ Finance Trust 8.00% 10/5/2010(b)	BBB-	NR	1,215,705
2,000,000	Bradley Operating 7.20% 1/15/2008	BBB-	Baa3	2,156,838
1,000,000	Building Materials Corp of America 8.00% 10/15/2007	B+	B2	1,035,000
1,500,000	Colonial Realty LP 8.82% 2/7/2005	BBB-	NR	1,507,146
2,100,000	Morgan Stanley Capital I Inc 1.93% 7/16/2016(b)	BBB+	Baa3	2,078,551
1,750,000	Rouse Company 8.43% 4/27/2005	BB+	Ba1	1,774,129
2,130,000	Simon Property Group 6.88% 10/27/2005	BBB+	Baa2	2,190,513
1,000,000	SUSA Partnership LP 7.45% 7/1/2018	AAA	Aaa	1,205,309

				13,163,191

	Cable And Other Pay Television Services — 8.61%
1,500,000	CF Cable TV Inc 9.13% 7/15/2007	BB-	Ba3	1,541,291
352,000	Innova S DE R.L. 12.88% 4/1/2007	NR	NR	352,880
1,000,000	Tele Communications Inc 9.80% 2/1/2012	BBB	Baa3	1,288,993
1,750,000	Tele Communications Inc 10.13% 4/15/2022	BBB	Baa3	2,512,251

				5,695,415

	Containers, Packaging and Glass — 1.62%
1,000,000	Ball Corporation 6.88% 12/15/2012	BB	Ba3	1,075,000

				1,075,000

	Diversified/ Conglomerate Manufacturing — 3.19%
2,000,000	SPX Corp 6.25% 6/15/2011	BB+	Ba3	2,110,000

				2,110,000

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (continued)
December 31, 2004
Fixed Income (continued)

		Ratings(c)

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Finance — 6.72%
$2,000,000	Bankamerica Instl Cap 8.07% 12/31/2026(b)	A	Aa3	$2,201,440
1,000,000	BT Cap Trust 7.90% 1/15/2027	A-	A2	1,115,542
1,000,000	Zions Instl Cap 8.54% 12/15/2026	BBB-	Baa1	1,131,271

				4,448,253

	Healthcare, Education and Childcare — 8.11%
3,000,000	Elan Fin Plc 7.75% 11/15/2011(b)	B	B3	3,195,000
2,000,000	Genesis Healthcare Corp 8.00% 10/15/2013	B-	B3	2,170,000

				5,365,000

	Hotels, Motels, Inns, and Gaming — 8.40%
2,000,000	Harrahs Operating Co 8.00% 2/1/2011	BBB-	Baa3	2,322,918
1,500,000	La Quinta 7.27% 2/26/2007	BB-	Ba3	1,569,375
1,500,000	MGM Mirage Resorts 9.75% 6/1/2007	BB-	Ba2	1,665,000

				5,557,293

	Insurance — 0.97%
219,655	Amerco 12.00% 3/15/2011	NA	NA	225,146
177,324	Amerco 9.00% 3/15/2009	B+	NA	187,963
231,643	SAC Holding Corp 8.50% 3/15/2014	NA	NA	229,906

				643,015

	Leisure, Amusement, Motion Pictures, Entertainment — 3.18%
1,500,000	Intrawest Corp 7.50% 10/15/2013	B+	B1	1,595,625
500,000	Vail Resorts Inc 6.75% 2/15/2014	B	B2	508,750

				2,104,375

	Oil and Gas — 4.99%
1,000,000	Husky Oil Ltd 8.90% 8/15/2028	BB+	Ba1	1,138,385
2,000,000	Magellan Midstream Partners LP 6.45% 6/1/2014	BBB	Ba1	2,162,814

				3,301,199

	Personal Transportation — 5.78%
378,160	Atlantic Coast Airlines Pass Thru 8.75% 1/1/2007(b)	CC	Caa3	316,167
2,243,000	Delta Air Lines 10.79% 3/26/2014(b)	NR	NR	1,368,230
1,250,000	Delta Air Lines 10.50% 4/30/2016	CCC	Caa2	819,738
804,479	Northwest Airlines 8.13% 2/1/2014	B-	B3	523,764
1,000,000	United Airlines 10.85% 7/5/2014*	NR	NR	410,000
1,000,000	United Airlines 10.85% 2/19/2015*	NR	NR	390,000

				3,827,899

	Printing and Publishing — 1.58%
1,000,000	Emmis Operating Co 6.88% 5/15/2012	B-	B2	1,046,250

				1,046,250

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (continued)
December 31, 2004
Fixed Income (continued)

		Ratings(c)

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Retail Stores — 5.63%
$1,000,000	JC Penney 6.50% 12/15/2007	BB+	Ba2	$1,062,500
1,500,000	May Department Stores Co 8.30% 7/15/2026	BBB	Baa2	1,625,786
1,000,000	Shopko Stores 9.25% 3/15/2022	B+	B2	1,036,250

				3,724,536

	Telecommunications — 12.70%
2,000,000	American Tower Corp 7.50% 5/1/2012	CCC	B3	2,100,000
500,000	Corning Inc 6.20% 3/15/2016	BB+	Ba2	501,264
2,000,000	MCI Inc 7.74% 5/1/2014	B+	B2	2,150,000
3,000,000	MJD Communications INC 9.50% 5/1/2008	B-	NR	3,045,000
725,000	SBA Telecommunications INC 0.00% 12/15/2011	CCC-	B3	610,813

				8,407,077

	Utilities — 12.93%
189,000	AES Corporation 8.75% 6/15/2008	B-	B2	206,955
1,817,500	Elwood Energy LLC 8.16% 7/5/2026	B+	Ba2	1,985,619
1,000,000	Kiowa Power Partners LLC 5.74% 3/30/2021(b)	BBB-	Baa3	1,004,000
951,977	Mirant Mid-Atlantic 10.06% 12/30/2028	NR	NR	1,066,214
1,500,000	Pennzoil Co 10.25% 11/1/2005	BBB	BAA2	1,580,672
550,000	Reliant Resources, Inc 9.50% 7/15/2013	B+	B1	624,937
1,988,106	Tenaska Virginia Partners 6.12% 3/20/2024(b)	BBB-	Baa3	2,086,517

				8,554,914

	Total Fixed Income (cost $80,508,236)			83,929,032

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (continued)
December 31, 2004
Common Stock — 6.11%

		Value
Units	Description	(Note 1a)

30,000	Hospitality Properties	$1,380,000
88,757	Hybridon Inc*	42,603
111,940	Motient Corporation*	2,619,396
70,342	Micadent PLC*(caret)	—

	Total Common Stock (cost $2,068,928)	4,041,999

Preferred Stock — 0.01%

		Ratings (c)

		Standard &		Value
Units	Description	& Poor’s	Moody’s	(Note 1a)

10,000	Adelphia Communications*	NR	C	$10,000

	Total Preferred Stock (cost $935,000)			10,000

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (continued)
December 31, 2004
Warrants — 0.14%

		Value
Units	Description	(Note 1a)

11,100	Loral Space & Communications 12/27/2006*	$88
17,481	Pathmark Stores 9/19/2010*	3,496
1,000	XM Satellite Radio 3/15/2010*	86,000

	Total Warrants (cost $140,000)	89,584

	Total Common Stock, Preferred Stock, and Warrants — 6.26% (cost $3,143,928)	4,141,583

	Total Investments — 133.07% (cost $83,652,164)	88,070,615

	Other Assets Less Liabilities — 12.26%	8,112,757

	Preferred Stock — (45.33%)	(30,000,000)

	Net Assets Applicable to Common Stock — 100% (Note 9)	$66,183,372

(a)	Percentages indicated are based on net assets.

(b)	Rule 144A security — Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Fund and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors. At December 31, 2004, the market value of these securities aggregated $14,385,610 or 21.74% of net assets applicable to common shareholders.

(c)	Ratings of issuers shown have not been audited by Deloitte & Touche LLP.
   “NR” denotes not rated.

*	Non-income producing security.

(caret)	Fair value priced by the Board of Directors. See footnote 1.
See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment in securities, at value ($83,652,614, at cost) (Notes 1 and 3)	$88,070,615
Cash and cash equivalents	8,267,993
Interest and dividends receivable	1,620,577
Prepaid assets	95,362

Total Assets	$98,054,547

Liabilities:
Investment advisory fee payable	$81,940
Dividend payable	1,616,795
Other accounts payable	172,440

Total Liabilities	$1,871,175

Preferred Stock:
Preferred stock, $.01 par value ($25,000 per share liquidation preference)
Authorized — 1,000,000 shares
Issued and outstanding — 1,200 Series T shares (Note 6)	$30,000,000

Total Preferred Stock	$30,000,000

Net Assets Applicable to Common Stock:
Common stock, $1.00 par value —
Authorized — 15,000,000 shares
Issued and outstanding — 9,798,729 shares	$9,798,729
Capital in excess of par value	84,993,937
Accumulated net realized loss from security transactions	(33,027,295)
Net unrealized appreciation of investments	4,418,001

Net Assets Applicable to Common Stock	$66,183,372

Net asset value per common share outstanding	$6.75

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
Statement of Operations
For the year ended December 31, 2004

Investment Income:
Interest income		$6,575,907
Dividend income		87,650
Amortization of bond premiums		(29,988)
Other income		47,813

Total Investment Income		$6,681,382

Expenses:
Investment advisory fee (Note 2)	$321,763
Shareholder reporting expenses	72,331
Legal fees and expenses	84,047
Registration fees	24,086
Professional fees	85,872
Insurance expense	114,366
Fund administration expense	56,993
Preferred broker expense	76,128
Directors’ fees and expenses (Note 4)	35,224

Total Expenses		870,810

Net Investment Income		$5,810,572

Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on investments sold		$49,925
Net change in unrealized appreciation of investments (Note 1)		2,740,612

Net realized and unrealized gain/(loss) on investments		$2,790,537

Distributions to Preferred Stockholders:
Distributions to Preferred Stockholders		$(447,065)

Net change in net assets resulting from operations		$8,154,044

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
Statement of Cash Flows
For the year ended December 31, 2004

Cash Flows From Operating Activities:
Interest and dividends received	$6,603,636
Other income received	47,813
Operating expenses paid	(936,867)
Purchase of portfolio securities	(36,623,667)
Preferred share dividend payment	(447,065)
Sales and maturities of portfolio securities	38,492,983

Net cash provided by operating activities	$7,136,833

Cash Flows From Financing Activities:
Common stock distributions from net investment income	$(5,423,376)

Net cash used by financing activities	$(5,423,376)

Net change in cash	$1,713,457
Cash, beginning of year	6,554,536

Cash, end of year	$8,267,993

Reconciliation of net change in net assets resulting from operations to net cash provided by operating activities:
Net change in net assets resulting from operations	$8,154,044
Change in interest and dividend receivable	(59,920)
Change in investments	1,869,316
Change in prepaid assets	(18,970)
Change in accounts payable and accrued expenses	(47,088)
Net realized gain on investments sold	(49,925)
Net change in unrealized appreciation of investments	(2,740,612)
Amortization of bond premiums	29,988

Net cash provided by operating activities	$7,136,833

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31,	December 31,
	2004	2003

From Operations:
Net investment income	$5,810,572	$5,897,452
Net realized gain/(loss) on investments sold	49,925	(4,975,870)
Net change in unrealized appreciation of investments	2,740,612	11,297,034
Distributions to preferred stockholders	(447,065)	(373,304)

Net change in net assets resulting from operations	$8,154,044	$11,845,312

From Fund Share Transactions:
Shares issued (16,986 and 96,119, respectively) to common stockholders for reinvestment of dividends	$110,252	$589,682

Net increase in net assets resulting from fund share transactions	$110,252	$589,682

From Distributions to Common Stockholders:
Distributions to common stockholders from net investment income ($0.55 and $0.62 per share, respectively)	$(5,420,274)	$(6,065,975)
Distributions to common stockholders — tax return of capital ($0.02 and $0.00 per share, respectively)	(189,517)	0

Net decrease in net assets resulting from distributions	$(5,609,791)	$(6,065,975)

Total change in net assets	$2,654,505	$6,369,019
Net Assets Applicable to Common Stock:
Beginning of year	63,528,867	57,159,848

End of year (including undistributed net investment income of $0 and $319,197, respectively)	$66,183,372	$63,528,867

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
Financial Highlights
Selected per share data and ratios
For each share of common stock outstanding throughout the periods presented

	For the Year Ended December 31,

	2004	2003	2002	2001(b)	2000(b)

Net asset value, beginning of period	$6.49	$5.90	$6.77	$7.21	$8.49

Net investment income*	$0.59	$0.60	$0.75	$0.80	$0.90
Net realized and unrealized gain (loss) on investments	0.29	0.65	(0.74)	(0.55)	(1.28)
Distributions to preferred stockholders	(0.05)	(0.04)	(0.05)	(0.04)	—

Total from investment operations	$0.83	$1.21	$(0.04)	$0.21	$(0.38)
Distributions:
Distributions from accumulated net investment income to common stockholders	$(0.55)	$(0.62)	$(0.83)	$(0.60)	$(0.90)
Distributions from tax return of capital to common stockholders	(0.02)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	$(0.57)	$(0.62)	$(0.83)	$(0.60)	$(0.90)

Effect of related preferred shares offering costs	—	—	—	$(0.05)	—

Net asset value, end of year	$6.75	$6.49	$5.90	$6.77	$7.21

Market price per share, end of year	$6.21	$6.33	$5.45	$6.44	$6.8125

Total investment return(c):
On market price per share	7.63%	27.52%	(2.48% )	3.34%	8.25%

On net asset value per share	14.11%	20.51%	(0.59% )	2.27%	(4.48% )

Net assets, end of year(a)	$66,183	$63,529	$57,160	$63,846	$66,959

Preferred stock outstanding, end of year(a)	$30,000	$30,000	$30,000	$30,000	$0

Credit facility indebtedness, end of year(a)	$0	$0	$0	$0	$30,000

Asset Coverage:
Per indebtedness(e)	N/A	N/A	N/A	N/A	323%
Per preferred stock share(f)	321%	312%	291%	313%	N/A
Ratio of operating expenses to average net assets, applicable to common stock	1.36%	1.55%	1.63%	1.29%	1.03%
Ratio of total expenses to average net assets, applicable to common stock(d)	1.36%	1.55%	1.63%	3.06%	4.03%
Ratio of net investment income to average net assets, applicable to common stock(d)	9.06%	9.73%	11.93%	11.31%	11.38%
Portfolio turnover	41.32%	51.87%	26.71%	35.77%	33.04%

(a)	Dollars in thousands.
(b)	As of July 30, 2001, the Fund entered into a new advisory agreement with Highland Capital Management, L.P. For periods prior to that date, a different investment advisor advised the Fund.
(c)	Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Investment return assumes reinvestment of distributions.
(d)	For the years ended December 31, 2000 and 2001, this ratio included interest paid on the Bank Credit Facility. In 2001 the Bank Credit Facility was replaced with preferred stock. Dividends paid on the preferred stock are classified as a financing activity, and are not included in this ratio.
(e)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the principal amount of the debt outstanding.
(f)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the liquidation preference of the outstanding shares of Series T preferred stock.
*	Per share net investment income or loss is calculated by dividing net investment income by the average number of shares outstanding during the year.
See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

(1)	Significant Accounting Policies:
   Prospect Street Income Shares Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Valuation of Investments
   Investments in debt securities are valued at the average of representative closing bid prices on the last business day of the accounting period. Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the accounting period; equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the closing bid price on that date. Warrants are valued at the last reported sales price on the last business day of the accounting period. Obligations with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (which includes all restricted securities) are valued at fair value as determined by, or under the direction of, the Fund’s Board of Directors; such values require the use of estimates.
   Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned.

Credit Risk
   Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk
   Interest rate risk is the risk that prices of debt securities owned by the Fund generally increase when interest rates decline and decrease when interest rates increase.

(b) Federal Income Taxes
   It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Gain or loss on sales of securities is determined on the basis of average cost for financial statement purposes and identified cost for Federal income tax purposes.

PROSPECT STREET INCOME SHARES INC.
NOTES TO FINANCIAL STATEMENTS (continued)
   At December 31, 2004, the Fund had the following capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

Carryover
Available	Expiration Date

$1,390,664	December 31, 2006
3,206,180	December 31, 2007
4,737,419	December 31, 2008
15,317,739	December 31, 2009
3,458,710	December 31, 2010
3,196,740	December 31, 2011
1,210,721	December 31, 2012

$32,518,173

   At December 31, 2004, the cost and related gross unrealized appreciation and depreciation and the components of distributable earnings on a tax basis are as follows:

Cost of Investments for tax purposes	$84,161,735
Gross investment unrealized appreciation for tax purposes	$8,269,755
Gross investment unrealized depreciation for tax purposes	(4,360,875)

Net unrealized appreciation on investments for tax purposes	$3,908,880

Undistributed ordinary income	0

Accumulated capital losses	$32,518,173

(c) Cash Flow Information
   The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.

(d) Cash and Cash Equivalents
   The Fund considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.

(e) Use of Estimates
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PROSPECT STREET INCOME SHARES INC.
NOTES TO FINANCIAL STATEMENTS (continued)
(2) Investment Advisory Agreement:
   Highland Capital Management, L.P. (“Highland”, or “the Investment Advisor”) earned $321,763 in Investment advisory fees for the year ended December 31, 2004. Investment advisory fees paid by the Fund to Highland were calculated at .5% (on an annual basis) of the average weekly net asset value, defined as total assets of the Fund less accrued liabilities and preferred stock. On December 31, 2004, the fee payable to the Investment Advisor was $81,940, which is included in the accompanying statement of assets and liabilities. The agreement between the Fund and Highland, however, provides that if the costs and expenses (excluding interest, advisory fee, taxes, brokerage charges and expenses and extraordinary costs and expenses and expenses incident to the public offering of shares other than those offered through the Automatic Dividend Investment Plan) borne by the Fund in any fiscal year exceed 1.5% of average net assets up to $30,000,000 plus 1% of average net assets over $30,000,000, the Investment Advisor is obligated to reimburse the Fund for any excess pursuant to the Existing Advisory Agreement. As of December 31, 2004, no such expense reimbursement was required.
(3) Purchases and Sales of Securities:
   For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investment securities, other than U.S. Government obligations and short-term investments, aggregated approximately $36,623,667 and $38,492,983 respectively.
   The Investment Advisor and its affiliates manage other accounts, including registered and private funds and individual accounts that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Advisor to be equitable to the Fund and such other accounts. The Investment Advisor also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Advisor believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts, including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.
(4) Certain Transactions:
   Certain officers of the Investment Advisor serve on the Board of Directors of the Fund. They receive no compensation in this capacity.
   Directors who are not officers or employees of the Investment Advisor receive fees of $5,000 per year, together with the reimbursement of actual out-of-pocket expenses incurred relating to board meeting attendance. For the year ended December 31, 2004, the Fund incurred Board of Directors’ fees and expenses of $35,224.
(5) Dividends and Distributions:
   Distributions on common stock are declared based on annual projections of the Fund’s net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay quarterly distributions to common shareholders. As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common shareholders will not exceed net investment income (as defined)

PROSPECT STREET INCOME SHARES INC.
NOTES TO FINANCIAL STATEMENTS (continued)
allocated to common shareholders for income tax purposes. All shareholders of the Fund are automatically considered participants in the Dividend Reinvestment Plan (the “Plan”) unless they elect to do otherwise. Under the Plan, when the market price of common stock is equal to or exceeds the net asset value on the record date for distributions, participants will be issued shares of common stock at the most recently determined net asset value, but in no event less than 95% of the market price, and when the net asset value of the common stock exceeds its market price, or if the Fund declares a dividend or capital gains distribution payable only in cash, the dividend-paying agent will buy the common stock in the open market for the participants’ account.
   For the year ended December 31, 2004, the tax character of distributions declared on common stock by the Fund were as follows:

Distributions from net investment income	$5,420,274
Distributions from paid in capital	189,517

$5,609,791

   For the year ended December 31, 2003, the tax character of distributions declared on common stock by the Fund were as follows:

Distributions from net investment income	$6,065,975
Distributions from paid in capital	0

$6,065,975

(6) Preferred Stock:
   On July 23, 2001, the Fund issued 1,200 shares of Series T Auction Rate Cumulative Preferred Shares, $25,000 liquidation preference, for a total issuance of $30,000,000. All such Preferred Shares were outstanding as of December 31, 2004. The Fund may borrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the Investment Company Act of 1940. Significant provisions of Series T cumulative preferred shares follows.

Redemption
   Shares of preferred stock are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure the failure to meet certain asset coverages as defined in the prospectus, portfolio valuation or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Charter and applicable law, at a redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but unissued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the preferred stock.

Dividends
   The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances dividends are payable every seven days, on the first business day following the end of the dividend

PROSPECT STREET INCOME SHARES INC.
NOTES TO FINANCIAL STATEMENTS (continued)
period. The dividend payment date for special dividend periods of more than seven days are set out in a notice designating a special dividend period. Dividends are cumulative from the date the shares are first issued and will be paid out of legally available funds. The dividend rate of the preferred shares at December 31, 2004 was 2.61%.
   In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.

Voting Rights
   The Fund’s Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class. The Preferred Shares and Common Stock vote as a separate class on certain matters as required under the Fund’s Charter, the 1940 Act and Maryland law.

Liquidation
   In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to common stockholders, a liquidation preference in the amount of $25,000 for each share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.

(7)	Restricted Securities:

Name	Description	Acquisition Date	Cost of Security

AA/ Fort Worth HQ Finance Trust	Bond	9/26/2003	$1,155,000
Atlantic Coast Airlines Trust	Bond	9/24/1997	720,573
Bankamerican Instl. Cap	Bond	12/2/1996	2,016,060
Delta Airlines	Bond	4/29/1993	2,243,000
Elan Fin Plc	Bond	11/10/2004	3,000,000
Kiowa Power Partners LLC	Bond	11/19/2004	1,000,000
Montell Finance Co	Bond	3/31/1997	1,011,250
Morgan Stanley Capital Trust	Bond	7/30/2003	1,953,000
Tenaska Virginia Partners LP	Bond	5/24/2004	1,988,106
   The Fund’s acquisition and valuation policy described in 1(a) is applicable to restricted securities. Additionally, there are no rights to demand registration of the restricted securities.

PROSPECT STREET INCOME SHARES INC.
NOTES TO FINANCIAL STATEMENTS (continued)
(8) 2004 Annual Shareholders Meeting (Unaudited)
   On May 21, 2004, the Fund held its Annual Meeting of Shareholders. The item for vote was the election of three Director on the Board. A quorum of the shares outstanding was present, and the votes passed with a majority of those shares. The results were as follows:
   Proposal — Election of Director

			Shares With
	Shares Voted	Percentage of	Authority	Percentage of
Name	For	Shares Voted	Withheld	Shares Voted

R. Joseph Dougherty (common vote)	8,152,652	83.2%	133,876	1.4%
R. Joseph Dougherty (preferred vote)	1,200	100.0%	0	0.0%
James F. Leary (common vote)	8,153,425	83.2%	133,102	1.4%
Bryan A. Ward (preferred vote)	1,200	100.0%	0	0.0%

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors
of Prospect Street Income Shares Inc.
      We have audited the accompanying statement of assets and liabilities of Prospect Street Income Shares Inc. (the “Fund”), including the schedule of investments, as of December 31, 2004, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prospect Street Income Shares Inc. as of December 31, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Deloitte & Touche LLP
Dallas, Texas
February 18, 2005

PROSPECT STREET INCOME SHARES INC.
Directors and Officers Information (Unaudited)
      The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors and the Fund’s officers appointed by the Board of Directors. The tables below list the directors and officers of the Fund and their business addresses, principal occupations for the last five years, other directorships held by the Directors. For the purposes hereof, the term “Fund Complex” includes each of the independent companies advised by the Investment Advisor. The Statement of Additional Information includes additional information about Fund Directors and is available, without charge, upon request by calling (877) 532-2834.
Independent Directors: (Unaudited)

				Number of
				Funds in
				Fund
	Position(s)	Term of Office		Complex
Name, Birthdate and Address	Held with	and Length of	Principal Occupation(s) During Past 5	Overseen	Other Directorships
of Independent Director	Fund	Time Served	Years	By Director	Held by Director

Bryan Ward 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 50	Director	Director since 2001; term expires in 2007	Since January 2002, Senior Manager of Accenture, LLP. From September 1998 to December 2001, Special Projects Advisor to Accenture, LLP.	6	None
Scott Kavanaugh 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 44	Director	Director since 2001; term expires in 2006	Private Investor. From February 2003 to July 2003, an Executive at Provident Funding Mortgage Corporation. From January 2000 to February 2003, Executive Vice President, Director and Treasurer of Commercial Capital Bank. From April 1998 to February 2003, Managing Principal and Chief Operating Officer of Financial Institutional Partners Mortgage Company and the Managing Principal and President of Financial Institutional Partners, LLC, an investment banking firm.	6	None
James Leary 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 74	Director	Director since 2001; term expires in 2007	Since 1998, a Managing Director of Benefit Capital Southwest, Inc., a financial consulting firm.	6	Capstone Series Fund, Inc.; Steward Funds, Inc. (3 portfolios); Pacesetter/ MVHC Inc. (small business investment company)
Tim Hui 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 56	Director	Director since 2001; term expires in 2006	Associate Provost for Graduate Education since July 2004 and Assistant Provost for Educational Resources from July 2001 to June 2004, Philadelphia Biblical University.	6	None

PROSPECT STREET INCOME SHARES INC.
Interested Directors:* (Unaudited)

Number of
Funds in
Fund
	Position(s)	Term of Office		Complex
Name, Birthdate and Address	Held with	and Length of	Principal Occupation(s) During Past	Overseen	Other Directorships
of Independent Director	Fund	Time Served	5 Years	By Director	Held by Director

Joseph Dougherty 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 34	Senior Vice-President and Director	Director since 2004; term expires in 2005	Mr. Dougherty is a Portfolio Manager of Highland Capital Management, L.P. Prior to 2000, Mr. Dougherty was Portfolio Analyst for Highland Capital Management, L.P. Mr. Dougherty is also Senior Vice-President of the Advisor	6	None

*	Mr. Dougherty is an “interested person” (as the term is defined in the Investment Company Act of 1940).
Officers: (Unaudited)

	Position(s)	Term of Office
Name, Birthdate and	Held with	and Length of
Address of Officer	Fund	Time Served	Principal Occupation(s) During Past 5 Years

James Dondero 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 42	President	Officer since 2000	Mr. Dondero is President and Managing Partner of Highland Capital Management, L.P. Mr. Dondero is also President of the Funds in the Fund Complex. Director of Heritage Bank and Chairman of Heritage Bankshares, Inc.
Mark Okada 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 42	Executive Vice-President	Officer since 2000	Mr. Okada is Chief Investment Officer of Highland Capital Management, L.P. Mr. Okada is also Executive Vice-President of the Funds in the Fund Complex. Director of Heritage Bank and Heritage Bankshares, Inc.
R. Joseph Dougherty 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 32	Senior Vice-President	Officer since 2000	Mr. Dougherty is a Portfolio Manager of Highland Capital Management, L.P. Prior to 2000, Mr. Dougherty was Portfolio Analyst for Highland Capital Management, L.P. Mr. Dougherty is also Senior Vice-President of the Funds in the Fund Complex.
M. Jason Blackburn 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 28	Secretary and Treasurer	Officer since March 2003	Assistant Controller of the Adviser. From September 1999 to October 2001, he was an accountant for KPMG LLP.
Michael S. Minces 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 30	Chief Compliance Officer of the Funds.	Officer since October 2004	From October 2003 to August 2004, associate at Akin Gump Strauss Hauer & Feld LLP (law firm). From October 2000 to March 2003, associate at Skadden, Arps, Slate, Meagher & Flom LLP (law firm). Previously, he attended The University of Texas at Austin School of Law.

PROSPECT STREET INCOME SHARES INC.
Investment Advisor
Highland Capital Management, L.P.
13455 Noel Road,
Suite 1300
Dallas, TX 75240
Legal Advisor
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038-4982
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
JPMorgan Chase Tower
Suite 1600
2200 Ross Avenue
Dallas, TX 75201
Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
(800) 937-5449
Custodian
State Street Bank and Trust Company
Facts for Shareholders:
Prospect Street Income Shares Inc. is listed on the New York Stock Exchange under the symbol “CNN”. The Wall Street Journal and Wall Street Journal Online publish Friday’s closing net asset value of the Fund every Monday and lists the market price of the Fund daily. They are also published in Barron’s Market Week every Saturday. Our website is www.prospectstreet.net. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s proxy voting record for the most recent 12-month period ended June 30th, are available (1) without charge, by calling (877) 532-2834 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, beginning with the fiscal quarter ended June 30, 2004. The Fund’s Forms N-Q are available on the Commission’s website at http:/www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Written Correspondence Regarding Your Account: Please address all general shareholder inquiries to American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038. Please address all dividend reinvestment inquires to American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, NY 10269. Additionally, answers to many of your shareholder questions and requests for forms are available by visiting American Stock Transfers website at http://www.amstock.com.

Item 2.	Code of Ethics.

     The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3.	Audit Committee Financial Expert.

     The Registrant’s Board of Directors (the “Board”) has determined that James Leary, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. Leary is “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

                (a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,000 in 2003 and $36,000 in 2004.

                (b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $26,200 in 2003 and $26,200 in 2004. These services consisted of review of quarterly regulatory filings.

                The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.

                (c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $4,600 in 2003 and $4,600 in 2004. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; and (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments.

                The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.

                (d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $17,200 in 2003 and $17,200 in 2004. These services consisted of agreed-upon procedures related to compliance with rating agency guidelines for the Preferred Shares.

                The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (d) of this Item, which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.

                Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $0 in 2003 and $0 in 2004.

                Auditor Independence. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor’s independence.

Item 5.	Audit Committee of Listed Registrants.

                The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. It is composed of the following Directors, each of who is not an “interested person” as defined in the 1940 Act:

       Timothy K. Hui
       Scott F. Kavanaugh
       James F. Leary
       Bryan A. Ward

Item 6.	Schedule of Investments.

                Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                The Registrant has delegated voting of proxies in respect of portfolio holdings to its investment adviser, Highland Capital Management, L.P. (“HCMLP”), to vote the Registrant’s proxies in accordance with HCMLP’s proxy voting guidelines and procedures. HCMLP has adopted proxy voting guidelines (the “Guidelines”) that provide as follows:

•	HCMLP votes proxies in respect of the Registrant’s securities in the Registrant’s best interests and without regard to the interests of HCMLP or any client of HCMLP.

•	Unless HCMLP’s Proxy Voting Committee (the “Committee”) otherwise determines (and documents the basis for its decisions) or as otherwise provided below, HCMLP votes proxies in a manner consistent with the Guidelines.

•	To avoid material conflicts of interest, HCMLP applies the Guidelines in an objective and consistent manner across the Registrant’s accounts. Where a material conflict of interest has been identified and the matter is covered by the Guidelines, the Committee votes in accordance with the Guidelines. For the Registrant, where a conflict of interest has been identified and the matter is not covered in the Guidelines, HCMLP will disclose the conflict and the Committee’s determination of the matter in which to vote to the Registrant’s Board.

•	HCMLP also may determine not to vote proxies in respect of securities of the Registrant if it determines it would be in the Registrant’s best interests not to vote.

                HCMLP’s Guidelines also address how it will vote proxies on particular types of matters such as corporate governance matters, disclosure of executive compensation and share repurchase programs. For example, HCMLP generally will:

•	Support management in most elections for directors, unless the board gives evidence of acting contrary to the best economic interests of shareholders;

•	Support proposals seeking increased disclosure of executive compensation; and

•	Support management proposals to institute share repurchase plans in which all shareholders may participate on equal terms.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

                Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

                Not applicable.

Item 11.	Controls and Procedures.

                (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

                (b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

                (a)(1) Code of ethics referred to in Item 2.

                (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the 1940 Act.

                (a)(3) Not applicable.

                (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

PROSPECT STREET® INCOME SHARES INC.

By:	/s/ James D. Dondero

James D. Dondero
Chief Executive Officer

Date:	March 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Dondero

James D. Dondero
Chief Executive Officer

Date:	March 9, 2005

By:	/s/ M. Jason Blackburn

M. Jason Blackburn
Chief Financial Officer

Date:	March 9, 2005

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the 1940 Act. (EX-99.906CERT)